U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer:

Russell Investment Company

  909 A Street

  Tacoma, WA 98402

2.	Name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

  Target Distribution Strategies:

  2017 Retirement Distribution Fund – A Shares

  2017 Accelerated Distribution Fund – A Shares

  2027 Extended Distribution Fund – A Shares

  2017 Retirement Distribution Fund – S Shares

  2017 Accelerated Distribution Fund – S Shares

  2027 Extended Distribution Fund – S Shares

3.	Investment Company Act File Number: 811-3153

Securities Act File Number: 2-71299

4(a).	Last day of fiscal year for which this Form is filed:

The last day of the fiscal year for which this Form is filed is December 31, 2008. The fiscal year end for the above-mentioned series and classes has been changed from October 31 to December 31. A Form 24F-2 for the fiscal year ended October 31, 2008 was filed with the Commission on January 29, 2009 (Accession No. 0001193125-09-013947). This Form is being filed on behalf of the above-mentioned series and classes for the period between November 1, 2008 and December 31, 2008.

4(b).     ☐    Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer’s fiscal year). (See Instruction A.2) N/A

Note:    If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    ☐    Check box if this is the last time the issuer will be filing this Form. N/A

5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$391,217.03

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year	($35,311.15)

(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:	($35,311.15)

(v) Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$355,905.88

(vi) Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)	$(0)

(vii) Multiplier for determining registration fee (See Instruction C.9):	x .0000393

(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	=$13.99

6.	Prepaid Shares – If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):

8.	Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:

= $13.99

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: March 13, 2009.

Account	Number: 152307768324

Method	of Delivery:

☑ Wire transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Craig

David Craig, Assistant Treasurer

Dated:	Dated: March 13, 2009

* Please print the name and title of the signing officer below the signature.